Federated Intermediate Government Fund, Inc.

INSTITUTIONAL SHARES (TICKER FLDIX)
INSTITUTIONAL SERVICE SHARES (TICKER FLDSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED aPRIL 30, 2010

Please replace the tables under the section entitled “How Does the Fund Measure Performance/Average Annual Total Returns and Yield” on page 26 with the following:

	30-Day Period	1 Year	5 Years	Start of Performance on 9/11/2000
Institutional Shares:
Total Return
Before Taxes	N/A	3.89%	4.52%	4.40%
After Taxes on Distributions	N/A	3.33%	3.11%	2.99%
After Taxes on Distributions and Sale of Shares	N/A	2.53%	3.03%	2.92%
Yield	0.93%	N/A	N/A	N/A
	30-Day Period	1 Year	5 Years	10 Years
Institutional Service Shares:
Total Return
Before Taxes	N/A	3.70%	4.29%	4.21%
After Taxes on Distributions	N/A	3.21%	2.97%	2.84%
After Taxes on Distributions and Sale of Shares	N/A	2.40%	2.88%	2.77%
Yield	0.72%	N/A	N/A	N/A

November 17, 2010

Federated Intermediate Government Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450769 (11/10)